Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2025	2024	2023
Numerator:
Net income attributable to Amdocs Limited	$564,704	$493,197	$540,709
Net income and dividends attributable to participating restricted stock	(10,590)	(9,338)	(9,169)
Numerator for basic earnings per ordinary share	$554,114	$483,859	$531,540
Undistributed income allocated to participating restricted stock	6,296	5,245	5,719
Undistributed income reallocated to participating restricted stock	(6,262)	(5,215)	(5,679)
Numerator for diluted earnings per ordinary share	$554,148	$483,889	$531,580
Denominator:
Weighted average number of shares outstanding - basic	111,147	115,489	119,687
Weighted average number of participating restricted stock	(2,084)	(2,187)	(2,030)
Weighted average number of ordinary shares - basic	109,063	113,302	117,657
Effect of dilutive equity-based compensation awards	599	656	832
Weighted average number of ordinary shares - diluted	109,662	113,958	118,489
Basic earnings per ordinary share attributable to Amdocs Limited	$5.08	$4.27	$4.52
Diluted earnings per ordinary share attributable to Amdocs Limited	$5.05	$4.25	$4.49